February 14, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Tax Exempt Funds
File Nos. 002-82572 and 811-03690
Post-Effective Amendment No. 40

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Tax Exempt Funds (the “Trust”) is Post-Effective Amendment No. 40 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this filing is to (i) register new Advisor Class and Institutional Class Shares of each series of the Trust and (ii) incorporate name changes to two series of the Trust, specifically, the Tax Exempt Fund to Tax Exempt Income Fund and the Tax Exempt Fund II to Tax Exempt Opportunities Fund.

The Trust elects that this filing become effective 60 days after filing, pursuant to Rule 485(a)(1) under the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:           Mary Carty
Russell Shepherd
    First Investors Management Company, Inc.